ORGANIZATION AND BASIS OF PRESENTATION (Tables)	12 Months Ended
Dec. 31, 2024
ORGANIZATION AND BASIS OF PRESENTATION
Schedule of subsidiaries

			Percentage of
	Date of	Place of	ownership by
Entities	establishment/acquisition	establishment	the Company	Principal activities
Subsidiaries
Ascendium Group Limited (“Ascendium”)	September 10, 2007	British Virgin Islands (“BVI”)	100%	Investment holding
China Medical Services Holdings Limited (“CMS Holdings”)	July 18, 2008	Hong Kong	100%	Investment holding
Shenzhen Aohua Medical Technology Development Co., Ltd. (“Aohua Technology ”) **	February 21, 2008	PRC	39.77%	Leasing of medical equipment and provision of management services
Medstar (Shanghai) Enterprise Management Company Limited (“Shanghai Medstar”)	March 21, 2003	PRC	98.19%	Leasing of medical equipment and provision of management services
Concord Healthcare Group Co., Ltd. (“Concord Healthcare”) (formerly known as Meizhong Jiahe Medical Technology Development Group Co., Ltd.) *	July 23, 2008	PRC	39.77%	Provision of management services
Beijing Yundu Internet Technology Co., Ltd. (“Yundu”) **	July 26, 2007	PRC	39.77%	Provision of management services
Tianjin Concord Medical Technology Limited (“Tianjin Concord Medical”)	April 22, 2010	PRC	98.19%	Leasing of medical equipment and provision of management services
Guangzhou Concord Cancer Center Co., Ltd. (“Guangzhou Concord Cancer Hospital”) **	June 29, 2011	PRC	31.81%	Medical treatment and service business
CCM (Hong Kong) Medical Investments Limited (“CCM (HK)”)	June 03, 2013	Hong Kong	85.71%	Investment holding
Shanghai Concord Cancer Center Co., Ltd. (“SHC”) **	March 17, 2014	PRC	27.99%	Medical treatment and service business
Wuxi Concord Medical Development Ltd. (“Wuxi Concord”)	December 29, 2015	PRC	100%	Provision of management services

			Percentage of
	Date of	Place of	ownership by
Entities	establishment/acquisition	establishment	the Company	Principal activities
Beijing Concord Medical Technology Ltd.(“BJCMT”)	January 4, 2016	PRC	100%	Provision of management services
Beijing Century Friendship Science & Technology Development Co., Ltd. (“Beijing Century Friendship”)**	October 8, 2018	PRC	98.19%	Provision of management services and investment holding
Beijing Proton Medical Center Co., Ltd. (“BPMC”)	October 8, 2018	PRC	54.01%	Medical treatment and service business
Shanghai Meizhong Jiahe Cancer Center Co., Ltd. (“CMCC”)**	October 8, 2018	PRC	29.50%	Medical treatment and service business
Shanghai Meizhong Jiahe Imaging Diagnostic Center Co., Ltd. (“SH MZJH”) **	November 18,2019	PRC	19.29%	Medical treatment and service business
Wuxi Meizhong Jiahe Cancer Center Co., Ltd. (“Wuxi MZJH”)	November 18,2019	PRC	95.22%	Medical treatment and service business
Yinchuan Meizhong Jiahe Internet Hospital Ltd. (“YCIH”) **	October 18, 2020	PRC	27.81%	Medical treatment and service business
US Proton Therapy Holdings Limited (“Proton BVI”)	May 16, 2011	BVI	100%	Investment holding
US Proton Therapy Holdings Limited (“US Proton”)	June 29, 2011	United States of America	100%	Investment holding
Beijing Healthingkon Technology Co., Ltd. (“Healthingkon”) (note 4) **	January 4, 2021	China	10.47%	Leasing of medical equipment and technical service
Guangzhou Concord Medical Technology Innovation Center Co., Ltd. (“GCMTIC”) **	April 22, 2021	China	39.77%	Technical service

*  On March 26, 2018, July 10, 2018 and on April 7, 2020, the Group entered into agreements with CICC Capital Management Company Limited (“CICC Capital”), a wholly-owned subsidiary of China International Capital Corporation Limited (“CICC”), together with six other investors (“Other Investors”) and CITIC Industrial Investment Group Limited (“CITIC Industrial”). Pursuant to the agreements, CICC Capital, Other Investors and CITIC Industrial make a strategic investment and subscribe new issued 60,000,000, 40,000,000 and 38,888,888 shares of the Group’s subsidiary Concord Healthcare, with total consideration of RMB1,500,000 and RMB700,000.

** Aohua Technology, Yundu, Guangzhou Concord Cancer Hospital, SHC, Beijing Century Friendship, CMCC, SH MZJH, YCIH, GCMTIC and Healthingkon are subsidiaries of Concord Healthcare.